DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2017		2016

Loss for the year	$(1,240)	$	(1,865)
Canadian statutory tax rate	26%		26%
Income tax benefit computed at statutory rates	(323)		(485)
Foreign tax rates different from statutory rates	(29)		(145)
Other	-		(77)
Rate difference between current and deferred taxes	4,312		(138)
Foreign exchange gains or losses	(425)		-
Permanent differences	(33)		513
Change in unused tax losses and tax offsets	(3,502)		332
	$-		$-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block] [Table Text Block]
	2017	2016

Non-capital losses	$9,255	$33,583
Capital loss	2,337	-
Tax value over book value of mineral properties	3,352	4,329

Tax value over book value of equipment	12	69
Tax value over book value of investments and share issue costs	16	90
Unrecognized deductible temporary differences	$14,972	$38,071

Disclosure of detailed information about deferred tax assets expiration [Table Text Block]
	Canada	United States

2022 - 2026	$557	$713

2027 - 2036	18,313	19,098

Total	$18,870	$19,811